LONG-TERM DEBT-MORTGAGE (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Nov. 30, 2019	Jul. 31, 2020	Jul. 31, 2019
Debt Instrument [Line Items]
Debt instrument face amount			$ 5,255,920
Carrying value of properties collateralizing debt			$ 33,409,210
Bond St. Building Brooklyn, NY [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 5,255,920
Additional loans		144,080
Amount outstanding		$ 5,400,000
Term of loan		5 years
Maturity date of loan			Dec. 01, 2024
Interest rate, percent		4.375%	4.375%
Bond St. Building Brooklyn, NY [Member] | Another Bank [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 6,000,000
Interest rate, percent		3.54%
Fishkill, New York Property [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,000,000
Term of loan	20 years
Maturity period of loan	5 years
Maturity date of loan			Apr. 01, 2025
Interest rate, percent	3.98%		3.98%